Receivables from Customers, Traders and Concession Holders - Schedule of Changes in Provision for Doubtful Accounts (Details) - Eletrobras [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 867	R$ 820	R$ 833
Additions	268	174	239
Changes to estimate assumptions	(93)		(130)
Disposals	(191)	(127)	(122)
Ending Balance	R$ 851	R$ 867	R$ 820